Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of lease liabilities

Twelve Months Ending December 31,	Operating Lease Amount	Operating Lease Amount
	RMB	USD
2024 (remaining six months)	650,125	91,223
2025	1,341,786	188,273
2026	893,188	125,328
Total lease payments	2,885,099	404,824
Less: Interest	(210,602)	(29,551)
Present value of lease liabilities	2,674,497	375,273

Schedule of Future amortization of Company’s ROU assets

Twelve Months Ending December 31,	Operating Lease Amount	Operating Lease Amount
	RMB	USD
2024 (remaining six months)	554,636	77,824
2025	1,169,442	164,091
2026	804,896	112,939
Total	2,528,974	354,854